OPERATING LEASES - Schedule of lease and Non-Lease Components (Details) $ in Thousands	12 Months Ended
Jun. 30, 2020 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 1,608
Short-term lease costs	537
Amortization of prepaid land leases	384
Total lease costs	$ 2,529